PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5.   PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2022	2023
	RMB	RMB
Loan provided to third party companies (1)	285,700	240,000
VAT receivables	145,868	91,022
Funds receivable from third party mobile and online payment platforms	71,394	47,842
Advance to suppliers	32,621	20,641
Interest receivable	61,325	7,332
Other receivables	9,594	8,489
Prepayments and other current assets	606,502	415,326

Note:

(1)	In 2021, the Group made available to third party companies a one-year revolving credit facility of up to RMB300,000 with annualized interest rate of 4.5%. The facility was guaranteed by certain shareholders of those third party companies. In 2022, the Group agreed to extend the maturity date mentioned in the original agreement to the date of April 26, 2024 and increase the cap of the revolving credit facility to RMB400,000. Each loan under this credit facility has a maturity of three months.